Gross Carrying Amount Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 85,762		¥ 86,092
Accumulated amortization	21,288		15,792
Net carrying amount	64,474		70,300
Intangible assets subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	76,312		76,348
Accumulated amortization	21,288		15,792
Net carrying amount	55,024		60,556
Intangible assets subject to amortization | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	19,238	[1]	13,721	[1]
Net carrying amount	54,711	[1]	60,228	[1]
Intangible assets subject to amortization | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,363		2,399
Accumulated amortization	2,050		2,071
Net carrying amount	313		328
Intangible assets not subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	9,450		9,744
Net carrying amount	¥ 9,450		¥ 9,744

[1]	Customer relationships were acquired by the merger of MHSC and Shinko on May 7, 2009. See Note 1 "Basis of presentation and summary of significant accounting policies" for further information.